Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are unaudited and include the accounts of the Company, CPT OP Partner and the Operating Partnership. All significant intercompany balances and transactions are eliminated in consolidation. In the Company’s opinion, all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position have been made. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. The financial statements of the Company’s subsidiaries are prepared using accounting policies consistent with those of the Company. In addition, the Company evaluates relationships with other entities to identify whether there are variable interest entities as required by ASC 810, and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements in accordance with ASC 810.

These condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q of the SEC and should be read in conjunction with the “Risk Factors” section of the Company’s Registration Statement.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash equivalents may include cash and short-term investments. Short-term investments are stated at cost, which approximates fair value and may consist of investments in money market accounts. There are no restrictions on the use of the Company’s cash balance.

Financial Instruments Not Measured at Fair Value

The carrying amounts reported in the balance sheets for cash and cash equivalents approximate their fair values.

Prepaid Expenses

Prepaid expenses currently include board of directors fees incurred as of the balance sheet date that relate to future periods. Any amounts with no future economic benefit are charged to earnings when identified.

Other Assets

Other assets include deferred financing costs, which are the direct costs associated with obtaining financing. Such costs include commitment fees, legal fees and other third-party costs associated with obtaining commitments for financing that result in a closing of such financing. The Company will amortize these costs into interest expense on a straight-line basis, which approximates the effective interest method, over the terms of the obligations, once the loan process is completed. The Company expects to obtain a credit facility, but has not executed definitive loan documentation regarding a line of credit with any lender.

Organization and Offering Costs

Organization and offering expenses (other than selling commissions) include costs and expenses incurred by the Company in connection with the Company’s formation, preparing for the offering, the qualification and registration of the offering, and the marketing and distribution of the Company’s shares. Offering costs will include, but are not limited to the dealer manager and distribution fees, accounting and legal fees (including legal fees of the Dealer Manager), costs to amend the Registration Statement and to prepare prospectus supplements, printing, mailing and distribution costs, filing fees, amounts to reimburse the Advisor or its affiliates for the salaries of employees and other costs in connection with preparing supplemental sales literature, amounts to reimburse the Dealer Manager for amounts that it may pay to reimburse the bona fide due diligence expenses of any participating broker-dealers supported by detailed and itemized invoices, fees of the transfer agent, registrars, trustees, depositories and experts, the cost of educational conferences held by the Company (including the travel, meal and lodging costs of registered representatives of any participating broker-dealers), and attendance fees and cost reimbursement for employees of affiliates to attend retail seminars conducted by broker-dealers.

The Advisor and the Dealer Manager have agreed to fund the Company’s organization and offering expenses incurred through the Escrow Period. The Company will reimburse the Advisor and the Dealer Manager for such expenses over 60 months following the end of the Escrow Period. The Company will reimburse the Advisor and the Dealer Manager for any offering expenses incurred after the end of the Escrow Period by the Advisor and the Dealer Manager on its behalf as and when incurred; provided, however, that total organization and offering costs (including selling commissions, dealer manager and distribution fees and bona fide due diligence expenses) may not exceed 15% of the gross proceeds from the primary offering.

Organizational expenses will be expensed as incurred. Offering costs incurred by the Company, the Advisor and their affiliates on behalf of the Company will be deferred and charged against the proceeds of the continuous public offering. Such costs will be treated as a reduction of total proceeds.

Income Taxes

The Company intends to elect to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”), beginning with the Company’s taxable year ending December 31 of the year in which the Escrow Period concludes. In order to maintain the Company’s qualification as a REIT, the Company is required to, among other things, distribute at least 90% of the Company’s REIT taxable income to the Company’s stockholders and meet certain tests regarding the nature of the Company’s income and assets. As a REIT, the Company will not be subject to federal income tax with respect to the portion of the Company’s income that meets certain criteria and is distributed annually to stockholders. The Company intends to operate in a manner that allows the Company to meet the requirements for taxation as a REIT. Many of these requirements, however, are highly technical and complex. If the Company were to fail to meet these requirements, it could be subject to federal income tax on the Company’s taxable income at regular corporate rates. The Company would not be able to deduct distributions paid to stockholders in any year in which it fails to qualify as a REIT. The Company will also be disqualified for the four taxable years following the year during which qualification was lost unless the Company is entitled to relief under specific statutory provisions.

Basic and Diluted Earnings per Common Share

Basic earnings (loss) per common share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding during each period. Diluted earnings (loss) per share includes the effects of potentially issuable common shares, but only if dilutive.

Stock-Based Compensation

The Company has adopted a stock-based long-term incentive award plan for employees, directors, consultants and advisors. The Company accounts for this plan in accordance with ASC 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards granted. No stock awards were issued under the plan as of September 30, 2011.

Accounting Standards Updates

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-05 (ASU 2011-05), Presentation of Comprehensive Income, which amends ASC 220 to move the presentation of Other Comprehensive Income from the statement of stockholder’s equity to either a continuous statement of comprehensive income or to two separate consecutive statements. ASU 2011-05 is effective for interim and annual reporting periods beginning after December 15, 2011. The Company is currently evaluating the implication of ASU 2011-05 and its disclosure requirements for 2012.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends ASC 820 to change certain fair value principles to eliminate differences between US GAAP and IFRS. ASU 2011-05 is effective for interim and annual reporting periods beginning after December 15, 2011. The Company is currently evaluating the implication of ASU 2011-04 and its disclosure requirements for 2012.

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The accompanying consolidated balance sheet has been prepared in accordance with the FASB Accounting Standards Codification ("ASC"), the authoritative reference for U.S. generally accepted accounting principles ("GAAP"). The consolidated balance sheet includes the accounts of the Company, CPT OP Partner and the Operating Partnership. All significant intercompany balances and transactions are eliminated in consolidation. The financial statements of the Company's subsidiaries are prepared using accounting policies consistent with those of the Company. In addition, the Company evaluates relationships with other entities to identify whether there are variable interest entities as required by ASC 810, and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements in accordance with ASC 810.

  Use of Estimates

        The preparation of the consolidated balance sheet in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated balance sheet and accompanying notes. Actual results could differ from those estimates.

  Cash and Cash Equivalents

        The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash equivalents may include cash and short-term investments. Short-term investments are stated at cost, which approximates fair value and may consist of investments in money market accounts. There are no restrictions on the use of the Company's cash balance.

  Organization and Offering Costs

        Organization and offering expenses (other than selling commissions) generally will include costs and expenses incurred by the Company in connection with the Company's formation, preparing for the offering, the qualification and registration of the offering, and the marketing and distribution of the Company's shares. Offering costs will include, but are not limited to, accounting and legal fees (including the dealer manager's legal fees), costs to amend the registration statement and the prospectus supplements, printing, mailing and distribution costs, filing fees, amounts to reimburse the Advisor or its affiliates for the salaries of employees and other costs in connection with preparing supplemental sales literature, amounts to reimburse ING Investments Distributor, LLC (the "Dealer Manager") for amounts that it may pay to reimburse the bona fide due diligence expenses of any participating broker-dealers supported by detailed and itemized invoices, telecommunication costs, fees of the transfer agent, registrars, trustees, depositories and experts, the cost of educational conferences held by the Company (including the travel, meal and lodging costs of registered representatives of any participating broker-dealers), and attendance fees and cost reimbursement for employees of affiliates to attend retail seminars conducted by broker-dealers.

        The Advisor and the Dealer Manager have agreed to fund the Company's organization and offering expenses incurred through the Escrow Period. The Company will reimburse the Advisor and the Dealer Manager for such expenses over 60 months following the end of the escrow period. The Company will reimburse the Advisor and the Dealer Manager for any offering expenses incurred after the end of the escrow period by the Advisor and the Dealer Manager on its behalf as and when incurred.

        Organizational expenses will be expensed as incurred. Offering costs incurred by the Company, the Advisor and their affiliates on behalf of the Company will be deferred and will be paid from the proceeds of the continuous public offering. Such costs will be treated as a reduction of total proceeds.

  Income Taxes

        The Company intends to elect to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the "Code"), beginning with the Company's taxable year ending December 31 of the year in which the Escrow Period concludes. In order to maintain the Company's qualification as a REIT, the Company is required to, among other things, distribute at least 90% of the Company's REIT taxable income to the Company's stockholders and meet certain tests regarding the nature of the Company's income and assets. As a REIT, the Company will not be subject to federal income tax with respect to the portion of the Company's income that meets certain criteria and is distributed annually to stockholders. The Company intends to operate in a manner that allows the Company to meet the requirements for taxation as a REIT. Many of these requirements, however, are highly technical and complex. If the Company were to fail to meet these requirements, it could be subject to federal income tax on the Company's taxable income at regular corporate rates. The Company would not be able to deduct distributions paid to stockholders in any year in which it fails to qualify as a REIT. The Company will also be disqualified for the four taxable years following the year during which qualification was lost unless the Company is entitled to relief under specific statutory provisions.